Expected Benefit Payments Associated with the Pension and Postretirement Benefit Plans (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Schedule of Employee Benefit Plans [Line Items]
2012	$ 868	¥ 72,170
2013	857	71,235
2014	882	73,345
2015	921	76,567
2016	957	79,591
from 2017 to 2021	5,324	442,737
Total	$ 9,809	¥ 815,645